UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Groupama Asset Management North America
Address: 180 Maiden Lane
         21st Floor
         New York, NY  10038

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Iona Watter
Title:     Compliance Officer
Phone:     212-884-9659

Signature, Place, and Date of Signing:

     Iona Watter     New York, NY     May 01, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     55

Form13F Information Table Value Total:     3998475


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ALTERA CORPORATION          COM                 21441100     13388   150006 SH                              150006                 0
AMERICA ONLINE              COM                 02364J104     6040    89559 SH                               89180               379
AMGEN                       COM                 31162100    119978  1954679 SH                              834600           1120079
APPLIED MATERIALS INC       COM                 38222105      3393    36000 SH                               36000                 0
AT & T COMMUNICATIONS       COM                 1957109     126452  2245634 SH                              764695           1480939
AVNET INC                   COM                 53807103      9537   151380 SH                              151380                 0
BAUSCH & LOMB INC           COM                 71707103      6010   115160 SH                              115160                 0
BJ SERVICES CO.             COM                 55482103     10231   138476 SH                              138476                 0
BLACK & DECKER CORP         COM                 91797100      5859   155987 SH                              155987                 0
CELESTICA INC               COM                 15101Q108    85729  1615706 SH                              591407           1024299
CENDANT CORP                COM                 151313103   103428  5590686 SH                             1905614           3685072
CIENA CORP                  COM                 171779101    13068   103609 SH                              103609                 0
CIRCUIT CITY STORES         COM                 172737108    11840   194479 SH                              194479                 0
CISCO SYSTEMS               COM                 17275R102   240717  3113663 SH                             1150029           1963634
CITIGROUP INC               COM                 172967101     1361    22729 SH                                   0             22729
CLAIRE'S STORES INC         COM                 179584107     5734   285841 SH                              285841                 0
COMPUTER ASSOC INTL         COM                 204912109      262     4420 SH                                3629               791
COMPUTER SCIENCES CORP      COM                 205363104   141173  1784068 SH                              672286           1111782
CONVERGY'S CORP             COM                 212485106    11098   286833 SH                              286833                 0
CORNING INC                 COM                 219350105   218470  1126134 SH                              413310            712824
DOLLAR GENERAL              COM                 256669102     6681   248558 SH                              248558                 0
EMC CORPORATION             COM                 268648102   206237  1636799 SH                              619918           1016881
ENRON                       COM                 293561106   101677  1357867 SH                              476988            880879
HOME DEPOT INC.             COM                 437076102   172958  2681527 SH                              966832           1714695
INTL. BUSINESS MACHINES     COM                 459200101     3068    26000 SH                               26000                 0
J.D. EDWARDS                COM                 281667108     7477   229640 SH                              229640                 0
JDS UNIPHASE CORP           COM                 46612J101     2936    24350 SH                               24350                 0
KIMBERLY CLARK CORP         COM                 494368103   119822  2137389 SH                              809076           1328313
LEAR CORPORATION            COM                 521865105     4965   176513 SH                              176513                 0
MANPOWER INC                COM                 56418H100    10086   284120 SH                              284120                 0
MCI WORLDCOM  INC.          COM                 55268B106   125582  2771616 SH                             1004848           1766768
MEAD CORP                   COM                 582834107     6668   190829 SH                              190829                 0
MEDTRONIC INC               COM                 585055106   134863  2621749 SH                              943140           1678609
MERRILL LYNCH               COM                 590188108   133101  1267629 SH                              486264            781365
MORGAN ST DEAN WITTER & CO. COM                 617446448   182950  2207414 SH                              758144           1449270
MOTOROLA INC.               COM                 620076109   183409  1256225 SH                              483442            772783
NATIONAL SEMICONDUCTOR      COM                 637640103    12154   200060 SH                              200060                 0
NOBLE DRILLING CORP         COM                 655042109     8792   212461 SH                              212461                 0
NOKIA CORP-SPONSORED ADR A  COM                 654902204   224956  1013314 SH                              380280            633034
NORTEL NETWORKS CORP.       COM                 656568102   144632  1146690 SH                              467386            679304
PARAMETRIC TECHNOLOGY CORP  COM                 699173100     9527   452370 SH                              452370                 0
PRAXAIR INC.                COM                 74005P104     6607   158708 SH                              158708                 0
RATIONAL SOFTWARE CORP      COM                 75409P202    10103   132061 SH                              132061                 0
SCI SYSTEMS INC             COM                 783890106     9282   172690 SH                              172690                 0
SCIENTIFIC-ATLANTA INC      COM                 808655104     2783    44000 SH                               44000                 0
SEALED AIR CORP             COM                 81211K100     5744   105756 SH                              105756                 0
SOLECTRON CORP              COM                 834182107   142751  3557210 SH                             1362014           2195196
TANDY CORP.                 COM                 875382103     6061   119427 SH                              119427                 0
TARGET CORP                 COM                 8.76E+110   139324  1863860 SH                              658873           1204987
TEXAS INSTRUMENTS INC.      COM                 882508104   202690  1266814 SH                              480448            786366
TIME WARNER INC             COM                 887315109   148936  1489355 SH                              536046            953309
TRANSOCEAN SEDCO FOREX INC  COM                 G90078109    11501   224140 SH                              224140                 0
TYCO INTERNATIONAL LTD.     COM                 902124106   154205  3076112 SH                             1081327           1994785
XILINX INC                  COM                 983919101   215494  2602265 SH                              930568           1671697
YOUNG & RUBICAM INC         COM                 987425105     6685   142241 SH                              142241                 0